Restructuring of Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring And Related Activities [Abstract]
Restructuring charges remained in accrued liabilities	$ 1	$ 2	$ 4